Drinker Biddle & Reath LLP

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Philadelphia, PA 19103

(215) 988-2700 (Phone)

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www.drinkerbiddle.com

July 19, 2016

Securities and Exchange Commission Public Filing Desk 100 F Street , N.E. Washington, D.C. 20549
Re:	Context Capital Funds: File Nos. 333-191710 and 811-22897

Ladies and Gentlemen:

On behalf of Context Capital Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing under the Securities Act of 1933, as amended (“1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 11 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a)(2) of the 1933 Act to add one new series, Context Strategic Global Equity Fund, to the Trust.

If you have any questions, please contact the undersigned at (215) 988-2699.

Very truly yours,

/s/ Nancy P. O’Hara

Nancy P. O’Hara